OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
OTHER LONG-TERM LIABILITIES

25. OTHER LONG-TERM LIABILITIES

Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Notes	2017	2016
Acquisition related provisions		$80	$111
Pension obligations	29	89	87
Decommissioning retirement obligations		85	47
Contingent consideration	3	18	16
Commitments for power purchase agreements		13	-
Concession payment liability		9	10
Deferred revenue		9	7
Other		41	32
		$344	$310

Brookfield Renewable has recorded decommissioning retirement obligations associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric and wind operation sites in North America that are expected to be restored between the years 2031 to 2138. The estimated cost of decommissioning activities is based on a third party assessment.